Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	LIXTE BIOTECHNOLOGY HOLDINGS, INC.
Entity Central Index Key	0001335105
Document Type	S-1/A
Amendment Flag	true
Amendment description	Amendment No.3
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false